Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Intangible assets and goodwill [abstract]
Schedule of Reconciliation of Changes in Goodwill

	JPY (millions)
	For the Year Ended March 31
	2025	2026
Acquisition cost
As of beginning of the year	¥5,410,067	¥5,324,430
Reclassification to assets held for sale (Note 18)	(6,999)	(11,714)
Foreign currency translation differences and others	(78,637)	496,293
As of end of the year	¥5,324,430	¥5,809,010

Carrying amount
As of beginning of the year	¥5,410,067	¥5,324,430
As of end of the year	5,324,430	5,809,010

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2024	¥289,116	¥8,300,433	¥11,944	¥8,601,492
Additions and other increases	38,769	55,345	134	94,248
Disposals and other decreases	(4,048)	(15,453)	(116)	(19,617)
Reclassification to assets held for sale (Note 18)	(95)	(11,108)	—	(11,204)
Foreign currency translation differences	(4,424)	(122,279)	(9)	(126,712)
As of March 31, 2025	¥319,318	¥8,206,937	¥11,953	¥8,538,208
Additions and other increases	35,420	191,426	—	226,845
Disposals and other decreases	(15,002)	(17,213)	(24)	(32,238)
Reclassification to assets held for sale (Note 18)	—	(46,943)	—	(46,943)
Foreign currency translation differences	32,307	640,053	59	672,419
As of March 31, 2026	¥372,043	¥8,974,261	¥11,988	¥9,358,291

Accumulated amortization and accumulated impairment losses
As of April 1, 2024	¥(139,483)	¥(4,186,707)	¥(620)	¥(4,326,810)
Amortization	(40,414)	(548,660)	(113)	(589,187)
Impairment losses	(556)	(95,047)	—	(95,602)
Disposals and other decreases	3,081	15,283	20	18,384
Reclassification to assets held for sale (Note 18)	63	11,108	—	11,171
Foreign currency translation differences	2,538	72,858	1	75,397
As of March 31, 2025	¥(174,771)	¥(4,731,164)	¥(713)	¥(4,906,647)
Amortization	(42,544)	(504,475)	(97)	(547,116)
Impairment losses	(762)	(132,640)	—	(133,402)
Disposals and other decreases	14,987	17,213	2	32,202
Reclassification to assets held for sale (Note 18)	—	43,353	—	43,353
Foreign currency translation differences	(19,665)	(407,643)	(25)	(427,332)
As of March 31, 2026	¥(222,756)	¥(5,715,356)	¥(832)	¥(5,938,943)

Carrying amount
As of April 1, 2024	¥149,632	¥4,113,726	¥11,324	¥4,274,682
As of March 31, 2025	144,547	3,475,773	11,240	3,631,560
As of March 31, 2026	149,287	3,258,905	11,156	3,419,348

Schedule of Discounted Cash Flows Model
Terminal growth rate and discount rate used in the discounted cash flow models for the impairment tests are as follows:

	For the Year Ended March 31
	2025	2026
Terminal growth rate	0.0%	0.0%
Discount rate (post-tax)	5.8%	7.0%